Vessel Revenues (Tables)	6 Months Ended
Jun. 30, 2022
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements):

	Six months ended June 30,	Six months ended June 30,
	2021	2022
Time charter revenues	$27,635,487	$84,365,727
Voyage charter revenues	693,471	29,592,279
Pool revenues	433,678	8,180,973
Total Vessel revenues	$28,762,636	$122,138,979